Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, non-trade	$ 32,387	$ 13,032
Accumulated depreciation	$ 1,562,172	$ 1,494,038
Convertible Preferred Units
Convertible Preferred Units, units issued	0	12,500,000
Convertible Preferred Units, units outstanding	0	12,500,000
Common Units
Limited partners, units issued	410,000,000	147,500,000
Limited partners, units outstanding	410,000,000	147,500,000
Preferred Units
Limited partners, units issued	11,000,000	11,000,000
Limited partners, units outstanding	11,000,000	11,000,000